Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company
18. Condensed financial information of the parent company
The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation
S-X
Rule
4-08
(e) (3), “General Notes to Financial Statements’ and concluded that it was applicable for the Company to disclose the financial statements for the parent company.
The subsidiaries did not pay any dividend to the Company for the years presented. For the purpose of presenting parent only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries” and the profit of the subsidiaries is presented as “share of profit of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. These statements should be read in conjunction with the notes to the consolidated financial statements of the Company.
The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2021 and 2022.

	As of December 31,
	2021	2022
	RMB	RMB	US$ Note2(f)
Assets
Cash and cash equivalents	38,231	21,990	3,188
Short-term investments	—	48,752	7,068
Prepaid expenses and other assets	2,795	13,582	1,969
Amounts due from Group companies	694,123	641,549	93,016
Investment in subsidiaries 1	10,574,557	13,049,302	1,891,971

Total assets	11,309,706	13,775,175	1,997,212

Liabilities and Shareholders’ Equity
Accrued expenses and other liabilities	5,647	3,291	476
Contract liability	1,610	—	—
Amounts due to Group compa n ies	647,199	1,400,183	203,007

Total liabilities	654,456	1,403,474	203,483

Shareholders’ equity:
Class A ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2021 and 2022; 970,871,169 and 980,871,169 issued as of December 31, 2021 and 2022; 854,591,404 and 843,996,769 outstanding as of December 31, 2021 and 2022)	64	64	9
Class B ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2021 and 2022; 579,200,000 and 569,200,000 issued and outstanding as of December 31, 2021 and 2022)	39	39	6
Additional paid-in capital	5,694,733	5,692,703	825,364
Treasury stock (116,279,765 and 136,874,400 shares as of December 31, 2021 and 2022)	(324,171)	(568,595)	(82,439)
Statutory reserves	610,403	698,401	101,259
Accumulated other comprehensive inc ome	(16,769)	52,237	7,575
Retained earnings	4,690,951	6,496,852	941,955

Total shareholders’ equity	10,655,250	12,371,701	1,793,729

Total liabilities and shareholders’ equity	11,309,706	13,775,175	1,997,212

1	The subsidiaries consolidate the VIEs and their subsidiaries (including the consolidated trusts).

Statements of comprehensive income

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ Note 2(f)
Operating expenses
General and administrative expenses	(20,720)	(18,617)	(20,027)	(2,904)

Profits from operations
Other income, net	2,158	1,502	(1,100)	(159)
Income from subsidiaries 1	1,991,262	2,526,062	2,287,509	331,658

Net profit	1,972,700	2,508,947	2,266,382	328,595

Net profit attributable to ordinary shareholders	1,972,700	2,508,947	2,266,382	328,595

1	Income from subsidiaries includes income from the consolidated VIEs and their subsidiaries (including the consolidated trusts).
Statements of cash flows

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ Note 2(f)
Net cash used in operating activities for Third-party	(6,282)	(45,587)	(36,357)	(5,271)

Net cash used in operating activities	(6,282)	(45,587)	(36,357)	(5,271)

Collection of loans from Group companies	557,936	846,737	455,144	65,990
Cash paid as loans extended to Group companies	—	(238,254)	(402,570)	(58,367)
Other investing activities	—	—	(48,275)	(6,999)

Net cash provided by investing activities	557,936	608,483	4,299	624

Repayment of loans to Group companies	—	(839,719)	(487,333)	(70,657)
Cash received as loans from Group companies	—	603,955	1,240,317	179,829
Other financing activities	(636,936)	(310,221)	(702,674)	(101,878)

Net cash provided by (used in) financing activities	(636,936)	(545,985)	50,310	7,294